CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (440,294)	$ 10,748,033	$ (120,206,947)		$ 5,750,293
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability derivative	61,531	(246,125)		$ 123,062	(184,594)
Change in fair value, convertible note derivative	52,873	(3,167,309)	3,585,904		(3,990,385)
Change in fair value, long-term and short-term note derivative	(103,185)	(11,152,870)	11,208,055		(12,369,120)
Change in fair value, contingent guarantee		839,775	3,256,863		839,775
Change in fair value of non-redemption agreement			164,626
Change in fair value, WDCO sellers convertible notes					(49,348)
Change in fair value, earnout liability	116,000	340,000	1,335,000		(929,000)
Change in fair value, subscription agreement	(1,798,624)	34,841	38,796		64,298
Change in fair value, stock payable		(196,151)	259,893		(232,793)
Change in fair value, Tau agreement	(334,549)	833,984			357,435
Loss on AtlasClear asset acquisition			86,392,769
Fee on sellers notes		16,340			16,340
Interest expense on convertible notes			1,896,714		7,276,092
Transaction costs paid with stock			1,401,937
Stock based compensation	155,411	2,578	1,462,650		83,745
Other non-cash (gain) loss	61,438				693,552
Depreciation expense		4,569	7,565		16,080
Amortization of intangibles	355,795	307,191	791,375		1,362,446
Allowance for bad debt	40	639	2,474		398,826
Net lease payments	9	(249)	114		(2,432)
Interest earned on marketable securities held in Trust Account			(251,569)	(2,028,921)
Changes in operating assets and liabilities:
Marketable securities			6,820
Receivables from brokers & dealers	(9,469,913)	(583,869)	2,203,271		(2,846,319)
Receivables from customers	(660,213)	652,455	(303,486)		104,143
Receivables from others	(1,294)	(57,235)	(59,043)		18,981
Advances and Prepaid expenses	230,526	23,692	133,158	4,194	3,222
Cash deposits with clearing organization & other B/Ds	(750,000)		21,664		(750,000)
Other assets	(37,587)		49,041		(255,231)
Payables to customers	7,377,461	(153,100)	(5,124,740)		3,772,375
Payables to officers & directors	153,448	42,357	98,048		(487,491)
Payable to brokers & dealers	1,237,883	15,323	(12,903)		492,745
Accounts payable and accrued expenses	(920,453)	223,401	(1,066,430)	443,812	1,862,062
Commissions and payroll taxes payable	(8,625)	(51,617)	39,638		121,828
Trading deposits	(1,430)				50
Deferred tax liability	(160,986)	20,959	(43,484)		(315,549)
Net cash provided by (used for) operating activities	(2,500,236)	175,607	(11,212,227)	(785,611)	822,027
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			68,418
Investment of cash into Trust Account			(160,000)	(875,000)
Cash withdrawn from Trust Account in connection with redemption			53,947,064	1,015,001
Cash paid for purchase of Pacsquare	(65,000)	(65,000)	(500,000)		(125,000)
Cash paid for extension of bankcorp agreement					(20,000)
Cash received from acquisition of Wilson-Davis			33,333,876
Cash withdrawn from Trust Account for working capital purposes			1,195,565	148,523,642
Cash paid to Wilson Davis shareholders			(8,092,568)
Net cash used for investing activities	(65,000)	(65,000)	79,792,355	148,663,643	(145,000)
Cash Flows from Financing Activities:
Proceeds from stock issuance		148,383			1,870,381
Proceeds from secured convertible note			6,000,000
Transaction costs financed			5,002,968
Repayment on subordinated debt					(20,000)
Repayment of promissory note	(249,555)				(226,075)
Advances from related party			1,052,300	1,948,950
Redemption of common stock			(53,947,064)	(148,523,642)
Net cash provided by financing activities	5,140,445	148,383	(41,891,796)	(146,874,692)	1,624,306
Net Change in Cash	2,575,209	258,990	26,688,332	1,003,340	2,301,333
Cash at beginning of period	29,609,219	27,307,886	619,554		27,307,886
Cash at end of period	32,184,428	27,566,876	27,307,886	1,132,900	29,609,219
Supplemental cash flow information:
Cash paid for income taxes				537,000
Supplemental disclosure of non-cash investing and financing activities:
Decrease in goodwill due to change in deferred tax liability		1,562,200			1,564,200
Shares issued under Tau agreement		441,524			205,238
Value of shares transferred by related parties to settle obligation		2,412,930			2,412,930
Shares issued to related party for settlement of accounts payable		803,860			803,860
Shares issued for commercial bank acquisition extension					43,645
Initial value of derivative included in merger financing		113,044			113,044
Shares issued for stock payable					27,100
Promissory note issued under insurance premium					489,381
Prepaid stock based compensation					19,050
Shares issued to settled advances from related party and notes payable related party, net of deemed dividend			4,577,569
Transaction cost settled with subscription payable			2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition			31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition			44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition			10,963,000
Fair value of shares transferred to Wilson Davis shareholders			6,000,000
Short term notes issued to Wilson Davis shareholders			5,000,000
Long term notes issued to Wilson Davis shareholders			7,971,197
Initial value of derivative liability on convertible notes			1,668,731
Fair value of shares transferred to Secured convertible note holders			1,250,698
Redeemable shares transferred to permanent equity			1,195,566
Non-redemption agreement re-classed to permanent equity			1,606,279
Shares issued to purchase Pacsquare			1,226,500
Shares issued as deposit for Commercial bank acquisition			91,200
Excise tax related to redemptions			539,471	1,485,236
Accretion of common stock subject to possible redemption			592,577	2,217,201
Accounts payable settled with shares			64,376
Interest settled with shares			210,550
Interest settled with shares transferred by related party			48,750
Cancellation of admin fees				$ 120,000
Initial classification of non-redemption agreement liability			1,668,731
Common stock issued to settled vendor obligations			64,376
Convertible notes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion					4,575,000
Secured convertible notes
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Fee on sellers notes			1,500,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion	9,591,650				509,549
Short-term Merger Financing
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion	1,014,055				5,366,979
Merger financing
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion	$ 1,666,382				1,695,676
Initial value of derivative included in merger financing		113,044
Long-Term Notes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for conversion					7,933,395
Pacsquare
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to purchase Pacsquare		$ 137,300	$ 1,226,500		$ 77,300